Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Disclosure of Financial Assets
The group's financial assets and liabilities are classified as set out below:

	SA Rand
Figures in million	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2022
Financial assets
Restricted cash and investments	4 128	292	—	—	1 162	—
Other non-current assets	15	75	—	—	148	—
Non-current derivative financial instruments	—	—	131	6	—	—
– Rand gold hedging contracts	—	—	113	—	—	—
– US$ gold hedging contracts	—	—	18	—	—	—
– US$ silver contracts	—	—	—	6	—	—
Current derivative financial instruments	—	—	436	83	—	—
– Rand gold hedging contracts	—	—	410	—	—	—
– US$ gold hedging contracts	—	—	26	—	—	—
– Foreign exchange contracts	—	—	—	12	—	—
– US$ silver contracts	—	—	—	71	—	—
Trade and other receivables	938	—	—	—	—	—
Cash and cash equivalents	2 448	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	3	—	—	—
– US$ gold hedging contracts	—	—	3	—	—	—
Current derivative financial instruments	—	—	8	—	—	—
– US$ gold hedging contracts	—	—	8	—	—	—
Borrowings	—	—	—	—	—	3 205
Contingent consideration liability	—	—		—	356	—
Other non-current liabilities	—	—	—	—	—	263
Trade and other payables	—	—	—	—	—	1 791
39    Financial risk management continued

	SA Rand
Figures in million	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2021
Financial assets
Restricted cash and investments	3 656	252	—	—	1 391	—
Other non-current assets	16	74	—	—	177	—
Non-current derivative financial instruments	—	—	319	9	—	—
– Rand gold hedging contracts	—	—	279	—	—	—
– US$ gold hedging contracts	—	—	40	—	—	—
– US$ silver contracts	—	—	—	9	—	—
Current derivative financial instruments	—	—	1 087	384	—	—
– Rand gold hedging contracts	—	—	1 079	—	—	—
– US$ gold hedging contracts	—	—	8	—	—	—
– Foreign exchange contracts	—	—	—	383	—	—
– US$ silver contracts	—	—	—	1	—	—
Trade and other receivables	979	—	—	—	—	—
Cash and cash equivalents	2 819	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	—	6	—	—
– US$ silver contracts	—	—	—	6	—	—
Current derivative financial instruments	—	—	114	92	—	—
– Rand gold hedging contracts	—	—	41	—	—	—
– US$ gold hedging contracts	—	—	73	—	—	—
– US$ silver contracts	—	—	—	92	—	—
Borrowings	—	—	—	—	—	3 361
Contingent consideration liability	—	—	—	—	417	—
Other non-current liabilities	—	—	—	—	—	173
Trade and other payables	—	—	—	—	—	1 505

Disclosure of Financial Liabilities
The group's financial assets and liabilities are classified as set out below:

	SA Rand
Figures in million	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2022
Financial assets
Restricted cash and investments	4 128	292	—	—	1 162	—
Other non-current assets	15	75	—	—	148	—
Non-current derivative financial instruments	—	—	131	6	—	—
– Rand gold hedging contracts	—	—	113	—	—	—
– US$ gold hedging contracts	—	—	18	—	—	—
– US$ silver contracts	—	—	—	6	—	—
Current derivative financial instruments	—	—	436	83	—	—
– Rand gold hedging contracts	—	—	410	—	—	—
– US$ gold hedging contracts	—	—	26	—	—	—
– Foreign exchange contracts	—	—	—	12	—	—
– US$ silver contracts	—	—	—	71	—	—
Trade and other receivables	938	—	—	—	—	—
Cash and cash equivalents	2 448	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	3	—	—	—
– US$ gold hedging contracts	—	—	3	—	—	—
Current derivative financial instruments	—	—	8	—	—	—
– US$ gold hedging contracts	—	—	8	—	—	—
Borrowings	—	—	—	—	—	3 205
Contingent consideration liability	—	—		—	356	—
Other non-current liabilities	—	—	—	—	—	263
Trade and other payables	—	—	—	—	—	1 791
39    Financial risk management continued

	SA Rand
Figures in million	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2021
Financial assets
Restricted cash and investments	3 656	252	—	—	1 391	—
Other non-current assets	16	74	—	—	177	—
Non-current derivative financial instruments	—	—	319	9	—	—
– Rand gold hedging contracts	—	—	279	—	—	—
– US$ gold hedging contracts	—	—	40	—	—	—
– US$ silver contracts	—	—	—	9	—	—
Current derivative financial instruments	—	—	1 087	384	—	—
– Rand gold hedging contracts	—	—	1 079	—	—	—
– US$ gold hedging contracts	—	—	8	—	—	—
– Foreign exchange contracts	—	—	—	383	—	—
– US$ silver contracts	—	—	—	1	—	—
Trade and other receivables	979	—	—	—	—	—
Cash and cash equivalents	2 819	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	—	6	—	—
– US$ silver contracts	—	—	—	6	—	—
Current derivative financial instruments	—	—	114	92	—	—
– Rand gold hedging contracts	—	—	41	—	—	—
– US$ gold hedging contracts	—	—	73	—	—	—
– US$ silver contracts	—	—	—	92	—	—
Borrowings	—	—	—	—	—	3 361
Contingent consideration liability	—	—	—	—	417	—
Other non-current liabilities	—	—	—	—	—	173
Trade and other payables	—	—	—	—	—	1 505

Schedule of Sensitivity Analysis for Types of Market Risk
The group has reviewed its foreign currency exposure on financial assets and financial liabilities and has identified the following sensitivities in the exchange rates that would affect profit and loss:
•Rand/US$ exchange rate – 4% (2021: 6%) based on the standard deviation from a one-year forecast of various financial institution outlooks
•A$/US$ exchange rate – 4% (2021: 4%) based on the standard deviation from a one-year forecast of various financial institution outlooks
•PGK/US$ exchange rate – 0.1% (2021: 1%). The Papua New Guinean (PNG) government has fixed the exchange rate of the Kina to the US$ and adjusts it occasionally. These adjustments are very small and would not result in any significant impact on profit or loss.

	SA Rand
Figures in million	2022	2021
Sensitivity analysis – borrowings
Rand against US$
Balance at 30 June	3 180	2 806
Strengthen by 4% (FY21: 6%)	127	168
Weaken by 4% (FY21: 6%)	(127)	(168)
Closing rate	16.27	14.27
US$ against Kina
Balance at 30 June	25	109
Strengthen by 0.1% (FY21: 1%)	—	1
Weaken by 0.1% (FY21: 1%)	—	(1)
Closing rate	0.28	0.29
Sensitivity analysis – contingent consideration liability
Rand against US$
Balance at 30 June	356	417
Strengthen by 4% (FY21: 6%)	14	25
Weaken by 4% (FY21: 6%)	(14)	(25)
Closing rate	16.27	14.27

	SA Rand
Figures in million	2022	2021
Sensitivity analysis – other financial instruments
Rand against US$
Balance at 30 June	12	383
Strengthen by 4% (FY21: 6%)	19	105
Weaken by 4% (FY21: 6%)	(26)	(127)
Closing rate	16.27	14.27
US$ against A$
Balance at 30 June	268	723
Strengthen by 4% (FY21: 4%)	10	28
Weaken by 4% (FY21:4%)	(11)	(30)
Closing rate	0.69	0.75
The group has reviewed its exposure to commodity-linked instruments and identified a sensitivity of 9% (2021: 7%), based on the standard deviation of a one-year forecast gold price from various financial institution outlooks. The estimated sensitivity would affect other comprehensive income in the 2022 financial year.

Only material commodity balances were considered when determining the need for a sensitivity analysis and therefore management has not performed a sensitivity analysis on silver commodities.

	SA Rand
Figures in million	2022	2021
Sensitivity analysis
Rand gold derivatives
Other comprehensive income
Increase by 9% (FY21: 7%)	(1 001)	(481)
Decrease by 9% (FY21: 7%)	998	612
US$ gold derivatives
Other comprehensive income
Increase by 9% (FY21: 7%)	152	130
Decrease by 9% (FY21: 7%)	(150)	(128)

	SA Rand
Figures in million	2022	2021
Sensitivity analysis – borrowings (finance costs)
Rand-denominated borrowings
Increase by 88 basis points (FY21: 25 basis points)	—	(1)
Decrease by 88 basis points (FY21: 25 basis points)	—	1

US$-denominated borrowings
Increase by 185 basis point (FY21: 1 basis point)	(59)	—
Decrease by 185 basis points (FY21: 1 basis point)	59	—
Sensitivity analysis – financial assets (interest received)
Increase by 88 basis points (FY21: 25 basis points)	59	16
Decrease by 88 basis points (FY21: 25 basis points)	(59)	(16)

Schedule of Credit Risk
Financial institutions' credit rating by exposure (source: Fitch Ratings and Global Credit Ratings)

	SA Rand
Figures in million	2022	2021
Cash and cash equivalents
AA+	1 711	1 738
AA	737	1 081
Total	2 448	2 819
Restricted cash and investments (refer to note 17)
AAA	225	225
AA+	4 997	4 756
Total	5 222	4 981
Derivative financial assets (refer to note 19)
AA+	226	629
AA	115	286
AA-	110	145
A+	205	739
Total	656	1 799

Disclosure of Contractual Maturities of Non-derivative Financial Liabilities
The following are the undiscounted contractual maturities of financial liabilities (including principal and interest payments assuming the closing R/US$ exchange rate and interest rate at year end):

	SA Rand
Figures in million	2022		2021
	Current	More than 1 year	Current	More than 1 year
Contingent consideration liability[1]	—	515	—	647
Other non-current liabilities[2]	—	18	—	19
Lease liability	206	338	112	225
Trade and other payables (excluding non-financial liabilities)[2,3]	1 594	—	1 398	—
Derivative financial liabilities[3]	9	3	285	11
Borrowings[3]:
Due between 0 to six months	97	—	256	—
Due between six to 12 months	68	—	249	—
Due between one to two years	—	137	—	267
Due between two to three years[4]	—	3 251	—	2 877
Total	1 974	4 262	2 300	4 046
[1]The majority of this balance is expected to be settled between four to five years.
[2]These balances exclude the lease liability as it has been disclosed separately.
[3]The group will utilise its cash generated from operations to settle outstanding obligations.
[4]Final repayment of capital amount of R3 126 million (2021: R2 854 million) in May 2025.

Disclosure of Contractual Maturities of Derivative Financial Liabilities
The following are the undiscounted contractual maturities of financial liabilities (including principal and interest payments assuming the closing R/US$ exchange rate and interest rate at year end):

	SA Rand
Figures in million	2022		2021
	Current	More than 1 year	Current	More than 1 year
Contingent consideration liability[1]	—	515	—	647
Other non-current liabilities[2]	—	18	—	19
Lease liability	206	338	112	225
Trade and other payables (excluding non-financial liabilities)[2,3]	1 594	—	1 398	—
Derivative financial liabilities[3]	9	3	285	11
Borrowings[3]:
Due between 0 to six months	97	—	256	—
Due between six to 12 months	68	—	249	—
Due between one to two years	—	137	—	267
Due between two to three years[4]	—	3 251	—	2 877
Total	1 974	4 262	2 300	4 046
[1]The majority of this balance is expected to be settled between four to five years.
[2]These balances exclude the lease liability as it has been disclosed separately.
[3]The group will utilise its cash generated from operations to settle outstanding obligations.
[4]Final repayment of capital amount of R3 126 million (2021: R2 854 million) in May 2025.

Disclosure of Net Debt	Net debt is as follows:

	SA Rand
Figures in million	2022	2021
Cash and cash equivalents	2 448	2 819
Borrowings	(3 205)	(3 361)
Net debt	(757)	(542)

Schedule of Financial Assets Measured at Fair Value
The following table sets out the group’s assets and liabilities measured at fair value by level within the fair value hierarchy:

	SA Rand
Figures in million	At 30 June 2022			At 30 June 2021
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Fair value through other comprehensive income
Other non-current assets (a)	—	—	75	—	—	74
Restricted cash and investments (b)	292	—	—	252	—	—
Fair value through profit or loss
Restricted cash and investments (b)	—	1 162	—	—	1 391	—
Derivative financial assets (c)	—	656	—	—	1 799	—
Derivative financial liabilities (c)	—	(11)	—	—	(212)	—
Loan to ARM BBEE Trust (d)	—	—	148	—	—	177
Contingent consideration liability (e)	—	—	(356)	—	—	(417)

(a)The majority of the balance relates to the equity investment in Rand Mutual Assurance. The fair value of the investment was estimated with reference to an independent valuation. A combination of the "Embedded Valuation" and "Net Asset Value" techniques were applied to revalue the investment at the reporting dates. In evaluating the group's share of the business, common practice marketability and minority discounts as well as additional specific risk discounts were applied. There are no inputs to the valuation that a reasonably possible change would result in a material change in the fair value of the investment.

(b)The majority of the level 2 valued assets are directly derived from the Top 40 index on the JSE, and are discounted at market interest rates. This relates to equity-linked deposits in the group's environmental rehabilitation trust funds. The level 1 valued assets comprise listed equity securities designated as fair value through other comprehensive income instruments. The remaining balance of the environmental trust funds is carried at amortised cost and therefore not disclosed here.

(c)The mark-to-market remeasurement of the derivative contracts was determined as follows:
•Foreign exchange contracts comprise zero cost collars and FECs: The zero cost collars were valued using a Black-Scholes valuation technique derived from spot Rand/US$ exchange rate inputs, implied volatilities on the Rand/US$ exchange rate, Rand/US$ inter-bank interest rates and discounted at a market interest rate (zero-coupon interest rate curve). The value of the FECs is derived from the forward Rand/US$ exchange rate and discounted at a market interest rate (zero coupon interest rate curve)
•Rand gold contracts (forward sale contracts): spot Rand/US$ exchange rate, Rand and dollar interest rates (forward points), spot US$ gold price, differential between the US interest rate and gold lease interest rate which is discounted at a market interest rate
•US$ gold contracts (forward sale contracts): spot US$ gold price, differential between the US interest rate and gold lease interest rate and discounted at a market interest rate
•Silver contracts (zero cost collars): a Black-Scholes valuation technique, derived from the spot US$ silver price, strike price, implied volatilities, time to maturity and interest rates and discounted at a market interest rate

(d)At 30 June 2022, the fair value movement was calculated using a discounted cash flow model, taking into account forecast dividend payments over the estimated repayment period of the loan at a rate of 9.3% (2021: 7.9%). A 99 basis points (2021: 74 basis points) change in the discount rate, which would represent a reasonably possible change based on expected movements in lending rates, would not cause a material change in the fair value of the loan. The loan balance forms part of other non-current assets in the balance sheet.
39    Financial risk management continued
Fair value determination for financial assets and liabilities continued
(e)The contingent consideration liability related to the Mponeng operation (refer to note 29) was determined using the expected gold production profile for Mponeng at a post-tax real rate of 10.2% (2021: 10.3%). Should the expected gold production profile increase by 7.6% or decrease by 7.6%, the contingent consideration liability would increase by R251 million (2021: R208 million at 7%) or decrease by R189 million (2021: R183 million at 7%) respectively. This represents reasonably expected changes which were determined based on the standard deviation of previous years' production of the Mponeng operation. No other reasonably expected changes in key unobservable inputs would have caused a material change in the fair value of the liability.

Schedule of Financial Liabilities Measured at Fair Value
The following table sets out the group’s assets and liabilities measured at fair value by level within the fair value hierarchy:

	SA Rand
Figures in million	At 30 June 2022			At 30 June 2021
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Fair value through other comprehensive income
Other non-current assets (a)	—	—	75	—	—	74
Restricted cash and investments (b)	292	—	—	252	—	—
Fair value through profit or loss
Restricted cash and investments (b)	—	1 162	—	—	1 391	—
Derivative financial assets (c)	—	656	—	—	1 799	—
Derivative financial liabilities (c)	—	(11)	—	—	(212)	—
Loan to ARM BBEE Trust (d)	—	—	148	—	—	177
Contingent consideration liability (e)	—	—	(356)	—	—	(417)

(a)The majority of the balance relates to the equity investment in Rand Mutual Assurance. The fair value of the investment was estimated with reference to an independent valuation. A combination of the "Embedded Valuation" and "Net Asset Value" techniques were applied to revalue the investment at the reporting dates. In evaluating the group's share of the business, common practice marketability and minority discounts as well as additional specific risk discounts were applied. There are no inputs to the valuation that a reasonably possible change would result in a material change in the fair value of the investment.

(b)The majority of the level 2 valued assets are directly derived from the Top 40 index on the JSE, and are discounted at market interest rates. This relates to equity-linked deposits in the group's environmental rehabilitation trust funds. The level 1 valued assets comprise listed equity securities designated as fair value through other comprehensive income instruments. The remaining balance of the environmental trust funds is carried at amortised cost and therefore not disclosed here.

(c)The mark-to-market remeasurement of the derivative contracts was determined as follows:
•Foreign exchange contracts comprise zero cost collars and FECs: The zero cost collars were valued using a Black-Scholes valuation technique derived from spot Rand/US$ exchange rate inputs, implied volatilities on the Rand/US$ exchange rate, Rand/US$ inter-bank interest rates and discounted at a market interest rate (zero-coupon interest rate curve). The value of the FECs is derived from the forward Rand/US$ exchange rate and discounted at a market interest rate (zero coupon interest rate curve)
•Rand gold contracts (forward sale contracts): spot Rand/US$ exchange rate, Rand and dollar interest rates (forward points), spot US$ gold price, differential between the US interest rate and gold lease interest rate which is discounted at a market interest rate
•US$ gold contracts (forward sale contracts): spot US$ gold price, differential between the US interest rate and gold lease interest rate and discounted at a market interest rate
•Silver contracts (zero cost collars): a Black-Scholes valuation technique, derived from the spot US$ silver price, strike price, implied volatilities, time to maturity and interest rates and discounted at a market interest rate

(d)At 30 June 2022, the fair value movement was calculated using a discounted cash flow model, taking into account forecast dividend payments over the estimated repayment period of the loan at a rate of 9.3% (2021: 7.9%). A 99 basis points (2021: 74 basis points) change in the discount rate, which would represent a reasonably possible change based on expected movements in lending rates, would not cause a material change in the fair value of the loan. The loan balance forms part of other non-current assets in the balance sheet.
39    Financial risk management continued
Fair value determination for financial assets and liabilities continued
(e)The contingent consideration liability related to the Mponeng operation (refer to note 29) was determined using the expected gold production profile for Mponeng at a post-tax real rate of 10.2% (2021: 10.3%). Should the expected gold production profile increase by 7.6% or decrease by 7.6%, the contingent consideration liability would increase by R251 million (2021: R208 million at 7%) or decrease by R189 million (2021: R183 million at 7%) respectively. This represents reasonably expected changes which were determined based on the standard deviation of previous years' production of the Mponeng operation. No other reasonably expected changes in key unobservable inputs would have caused a material change in the fair value of the liability.